Summary of significant accounting policies - Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies and General Information [Line Items]
Additional paid-in capital	$ 461,330	$ 453,347
Statutory reserves	5,132	5,132
China [Member]
Accounting Policies and General Information [Line Items]
Paid-in capital	137,194	118,733
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	$ 142,487	$ 124,026